Income Tax Benefit/(Expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Income tax (benefit)/expense	$ (45)	$ (98)	$ (187)	$ (754)
Deferred tax
(Increase)/decrease in deferred tax assets	(127)	(181)	(314)	(1,129)
(Decrease)/increase in deferred tax liabilities	82	83	127	375
Total deferred tax (benefit)/expense	(45)	(98)	(187)	(754)
Income tax (benefit)/expense	$ (45)	$ (98)	$ (187)	$ (754)